Short-Term Borrowings	12 Months Ended
Dec. 31, 2020
Short-Term Borrowings [Abstract]
Short-Term Borrowings
(7)	Short-Term Borrowings

Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2020	2019	2018

Amount outstanding at December 31,	$214,755	148,666	161,893
Maximum amount outstanding at any month end	213,043	169,214	233,522
Average amount outstanding	180,065	159,220	194,810
Weighted average interest rate:
For the year	0.56%	0.92	0.65
As of year end	0.47	0.90	0.95

Cash management accounts represent retail accounts with customers for which the Bank has pledged certain assets as collateral.

Trustco Bank also has an available line of credit with the Federal Home Loan Bank of New York which approximates the balance of securities and/or loans pledged against such borrowings.  The line of credit requires securities and/or loans to be pledged as collateral for the amount borrowed.  As of December 31, 2020 and 2019, the Company had no outstanding borrowings with the Federal Home Loan Bank of New York.

Trustco Bank is approved to borrow on a short-term basis from the Federal Reserve Bank of New York.  The Bank can pledge certain securities to the Federal Reserve Bank to support this arrangement.  As of December 31, 2020 and 2019, the Bank had no outstanding borrowings and loans with the Federal Reserve Bank of New York.